Others, Net - Schedule of other nonoperating income expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Others, Net [Abstract]
Government grants	¥ 12,036		¥ 32,786	¥ 87,468
Fair value changes of short-term investments	1,250		1,049	2,477
Impairment of long-term investments			(43,740)	(10,300)
Income/(Loss) from equity method investments	(11,170)	$ (1,531)	(3,130)	462
Foreign exchange gains/(losses)	(2,445)		3,108	4,051
Loss from lease termination	(1,785)		(551)	(1,168)
Donation	(409)		(914)	(5,450)
Others	4,108		(186)	3,905
Total	¥ 1,585	$ 217	¥ (11,578)	¥ 81,445